DISCONTINUED OPERATIONS - Narrative (Details) - Pharmacy Services Business - Discontinued Operations, Disposed of by Sale - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group cash used in operating activities	$ 26,900	$ 24,300
Disposal group cash used in investing activities	900	3,300
Disposal group cash used in financing activities	90	50
Disposal group depreciation and amortization	$ 3,300	$ 1,400